Accounts Receivable - Schedule of Allowance for Doubtful Accounts (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Allowance for doubtful accounts at beginning of period	$ (693)
Allowance for doubtful accounts at end of period	(760)
Successor [Member]
Allowance for doubtful accounts at beginning of period	(693)
Add: additional allowance for the year	(137)
Less: bad debt expense	70
Allowance for doubtful accounts at end of period	$ (760)
Predecessor [Member] | NPS Holdings Limited [Member]
Allowance for doubtful accounts at beginning of period		$ (4,106)
Add: additional allowance for the year		(203)
Less: bad debt expense
Allowance for doubtful accounts at end of period		$ (4,309)